CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues - related party	$ 100,476	$ 22,474
Direct costs of revenue	153,181	8,509
Gross margin (loss)	(52,705)	13,965
Operating expenses:
General and administrative expense	932,134	601,022
Total costs and expenses	932,134	601,022
Operating loss	(984,839)	(587,058)
Other income (expense), net
Change in fair value of derivative liability	3,156,582	(2,234,073)
Other income	1,172,789
Loss on the extinguishment of debt	(80,227)	(263,609)
Financing costs	(343,923)	(1,469,037)
Other income (expense), net	3,905,221	(3,966,719)
Net income (loss)	$ 2,920,382	$ (4,553,777)
Net loss per common share - basic and diluted	$ 0.00	$ (0.00)
Weighted average common shares outstanding:
Basic and diluted	1,300,621,328	1,135,193,463